GEOGRAPHIC INFORMATION (Schedule of Revenue by Geographic Location) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 117,186	$ 96,545	$ 104,752
Europe [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	41,238	35,143	39,655
Asia and Oceania [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	41,990	29,909	21,953
Middle East and Africa [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	15,352	4,820	10,565
United States of America [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	15,307	21,350	24,674
Americas (excluding United States of America) [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 3,299	$ 5,323	$ 7,905